RISK/RETURN
Investment Objective
The investment objective of the Fountainhead Special Value Fund (the “Fund”) is long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fountainhead Special Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fountainhead Special Value Fund
Management Fees		0.90%
Distribution (12b-1) and/or Service Fees		none
Other Expenses		3.14%
Total Annual Fund Operating Expenses		4.04%
Fee Waiver and/or Expense Reimbursement	[1]	(2.29%)
Net Annual Fund Operating Expenses		1.75%
[1]	The Adviser has contractually agreed to reduce its fees and reimburse certain expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.75% of the Fund's average daily net assets through March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fountainhead Special Value Fund	178	1,020	1,879	4,098

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in the common stocks of small and medium size companies that the Fund believes are selling at attractive prices relative to their intrinsic value.The Fund also may invest in American Depositary Receipts (“ADRs”) of such companies.
The Adviser uses a highly disciplined approach to identify “special value” stocks, primarily traded on U.S. exchanges, that may be appropriate for purchase by the Fund. The “special value” buy criteria require the Adviser to consider, among other things, whether the stock is trading at a discount to the following three measures:
·	Its private-market value;
·	Its five-year projected earnings growth rate; or
·	Its seven-year historical valuation.
As suggested by these criteria, the Adviser is not a traditional value manager and, though sensitive to stock prices, may purchase for the Fund stocks that would typically be classified as growth. The Adviser may sell a stock when it believes more attractive alternatives are available, the company’s underlying fundamentals have deteriorated or the stock has met the price target set by the Adviser.
Although the Adviser seeks diversification among the Fund’s investments, some industries may be overweighted because the Adviser pursues the best investment values for the Fund without regard to the industrial classification of stocks. Further, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions; any temporary defensive position may have an adverse impact on the Fund’s performance.

Principal Investment Risks
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Recent Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.
Value Investment Risk. The stock of a value company can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.
Small Capitalization and Mid-Capitalization Company Risk. Securities of companies smaller than large capitalization companies may be more volatile and the price of smaller companies may decline more in response to selling pressure.
ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.
Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.
Sector Risk. The value of stocks within the same group of industries will decline in price due to sector-specific market or economic developments.
Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Performance Information
The following chart and table illustrate the variability of the annual returns of the Fund. The chart and table provide below indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare to the Russell 2500® Index, a broad measure of market performance. Updated performance information is available at http://www.kingadvisors.com/additional_resources/mutual_fund.aspx or by calling (800) 868-9535 (toll free).
Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Year Ended December 31

During the period shown, the highest return for a quarter was 28.68% (2nd quarter, 2003) and the lowest return was -24.39% (3rd quarter, 2001).
Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Fountainhead Special Value Fund	21.31%	(1.56%)	(0.13%)	6.94%	Dec 31, 1996
Fountainhead Special Value Fund After Taxes on Distributions	21.31%	(1.62%)	(0.16%)	6.48%
Fountainhead Special Value Fund After Taxes on Distributions and Sales	13.85%	(1.32%)	(0.11%)	6.02%
Fountainhead Special Value Fund Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%	8.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Fountainhead Special Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fountainhead Special Value Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the common stocks of small and medium size companies that the Fund believes are selling at attractive prices relative to their intrinsic value.The Fund also may invest in American Depositary Receipts (“ADRs”) of such companies.
The Adviser uses a highly disciplined approach to identify “special value” stocks, primarily traded on U.S. exchanges, that may be appropriate for purchase by the Fund. The “special value” buy criteria require the Adviser to consider, among other things, whether the stock is trading at a discount to the following three measures:
·	Its private-market value;
·	Its five-year projected earnings growth rate; or
·	Its seven-year historical valuation.
As suggested by these criteria, the Adviser is not a traditional value manager and, though sensitive to stock prices, may purchase for the Fund stocks that would typically be classified as growth. The Adviser may sell a stock when it believes more attractive alternatives are available, the company’s underlying fundamentals have deteriorated or the stock has met the price target set by the Adviser.
Although the Adviser seeks diversification among the Fund’s investments, some industries may be overweighted because the Adviser pursues the best investment values for the Fund without regard to the industrial classification of stocks. Further, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions; any temporary defensive position may have an adverse impact on the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Recent Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.
Value Investment Risk. The stock of a value company can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.
Small Capitalization and Mid-Capitalization Company Risk. Securities of companies smaller than large capitalization companies may be more volatile and the price of smaller companies may decline more in response to selling pressure.
ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.
Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.
Sector Risk. The value of stocks within the same group of industries will decline in price due to sector-specific market or economic developments.
Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the annual returns of the Fund. The chart and table provide below indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare to the Russell 2500® Index, a broad measure of market performance. Updated performance information is available at http://www.kingadvisors.com/additional_resources/mutual_fund.aspx or by calling (800) 868-9535 (toll free).
Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the annual returns of the Fund. The chart and table provide below indicates some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns for 1, 5, and 10 years compare to the Russell 2500 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 868-9535
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kingadvisors.com/additional_resources/mutual_fund.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 28.68% (2nd quarter, 2003) and the lowest return was -24.39% (3rd quarter, 2001).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Fountainhead Special Value Fund | Fountainhead Special Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,879
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,098
Annual Return 2001	rr_AnnualReturn2001	(7.99%)
Annual Return 2002	rr_AnnualReturn2002	(44.08%)
Annual Return 2003	rr_AnnualReturn2003	60.40%
Annual Return 2004	rr_AnnualReturn2004	15.72%
Annual Return 2005	rr_AnnualReturn2005	11.78%
Annual Return 2006	rr_AnnualReturn2006	8.69%
Annual Return 2007	rr_AnnualReturn2007	(13.43%)
Annual Return 2008	rr_AnnualReturn2008	(33.82%)
Annual Return 2009	rr_AnnualReturn2009	22.37%
Annual Return 2010	rr_AnnualReturn2010	21.31%
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Fountainhead Special Value Fund | Fountainhead Special Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Fountainhead Special Value Fund | Fountainhead Special Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Fountainhead Special Value Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%

[1]	The Adviser has contractually agreed to reduce its fees and reimburse certain expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.75% of the Fund's average daily net assets through March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.